Net Loss per Share - Summary of Following Shares Granted were Anti-Dilutive and Excluded from the Calculation of Diluted Net loss Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,233,912	569,036,090	569,036,090
Preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		569,036,090	569,036,090
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,092,300
Restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,141,612